Segment Results - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Total Consolidated Segments [Domain Member]
Segment Results of Operations [Line Items]
Net revenues	€ 8,339	€ 7,308	€ 16,471	€ 14,684
Provision for credit losses	423	476	894	915
Noninterest expenses [Abstract]
Compensation and benefits	2,894	3,010	5,935	5,940
General and administrative expenses	2,065	3,738	4,245	6,111
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	(46)	(5)	(45)
Total noninterest expenses	4,959	6,702	10,175	12,006
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	2,957	130	5,402	1,763
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	1,896	1,922	3,763	3,800
Provision for credit losses	22	135	99	198
Noninterest expenses [Abstract]
Compensation and benefits	407	403	817	784
General and administrative expenses	730	779	1,477	1,602
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	0
Total noninterest expenses	1,137	1,182	2,294	2,386
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	738	605	1,370	1,216
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,687	2,599	6,049	5,645
Provision for credit losses	259	163	422	313
Noninterest expenses [Abstract]
Compensation and benefits	720	687	1,472	1,373
General and administrative expenses	881	993	1,779	1,938
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	(1)	0	0
Total noninterest expenses	1,600	1,679	3,251	3,311
Noncontrolling interests	2	10	6	11
Profit (loss) before tax	826	747	2,370	2,010
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,371	2,331	4,810	4,707
Provision for credit losses	118	149	336	367
Noninterest expenses [Abstract]
Compensation and benefits	665	764	1,393	1,473
General and administrative expenses	982	1,074	1,990	2,181
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	1	(45)	(5)	(45)
Total noninterest expenses	1,647	1,793	3,378	3,609
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	606	389	1,095	731
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	725	663	1,455	1,280
Provision for credit losses	0	0	0	(1)
Noninterest expenses [Abstract]
Compensation and benefits	226	231	476	464
General and administrative expenses	212	223	428	445
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	0
Total noninterest expenses	438	453	905	909
Noncontrolling interests	62	50	121	90
Profit (loss) before tax	225	160	429	282
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues	660	(206)	395	(749)
Provision for credit losses	25	29	37	38
Noninterest expenses [Abstract]
Compensation and benefits	877	925	1,777	1,845
General and administrative expenses	(740)	669	(1,429)	(54)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	0
Total noninterest expenses	136	1,594	347	1,791
Noncontrolling interests	(65)	(60)	(127)	(102)
Profit (loss) before tax	€ 563	€ (1,770)	€ 138	€ (2,476)